DERIVATIVE LIABILITY (Details 3) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Balance - December 31, 2013	$ 9,000
Additions during the year	2,090,000
Change in fair value of warrant liability	(46,000)
Balance - December 31, 2014	$ 2,053,000
ConversionOption[Member]
Balance - December 31, 2013		$ 583,000	$ 868,000
Additions during the year			811,000
Total unrealized (gains) or losses included in net loss			$ (1,096,000)
Loss on settlement of debt		(714,000)
Change in fair value of conversion option liability		$ 131,000
Change in fair value of warrant liability
Balance - December 31, 2014			$ 583,000
SharePurchaseWarrants[Member]
Balance - December 31, 2013		$ 140,000	977,000
Additions during the year			$ 206,000
Total unrealized (gains) or losses included in net loss
Loss on settlement of debt
Change in fair value of conversion option liability
Change in fair value of warrant liability		$ (131,000)	$ (1,043,000)
Balance - December 31, 2014		$ 9,000	$ 140,000